Shareholder Report, Holdings (Details) - Tarkio Fund	Nov. 30, 2025
Lumen Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.75%
General Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%
Cognex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.17%
Manitowoc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.12%
G E Vernova [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.16%
Danaher [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Modine Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
E S A B Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
Parker Hannifin [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.75%
Consmer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.15%
Consumer Defensive [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
Financial Servcies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.61%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
Money Marketfund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.02%